Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Numerator for basic and diluted net earnings per share:
Net loss	$ (1,522)	$ (353)
Weighted average shares outstanding, net of treasury stock:
Denominator for basic and diluted net loss per share	33,151,633	30,420,165
Basic and diluted net loss per share	$ (0.05)	$ (0.01)